Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Distributions Made and Proposed	Distributions made and proposed
	2025	2024	2023
Common stock dividends
Approval date by Board of Directors	October 21, 2025	October 28, 2024	November 7, 2023

Declared dividends per share to be paid in cash S/.	0.41000	0.41000	0.41000
Declared dividends S/(000):	175,524	175,524	175,524